Interest Rate Benchmark Reform	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Interest Rate Benchmark Reform
47	INTEREST RATE BENCHMARK REFORM
The Group put in place a Group-wide IBOR transition project team in May 2019 involving all the Group’s business lines and functions. This project team’s objective was to provide smooth and efficient global coordination for the transition from IBOR to
alternative reference rates, expected to take place by the end of 2021 or mid-2023.
The project team formed working groups and work streams based on each region’s background for the IBOR transition project. The working groups and work streams executed the plans based on each region’s background for the IBOR transition project, while taking into consideration the common objective and achievement globally. As of March 31, 2022, necessary system developments and most of the transition from the LIBOR settings ceasing at the end of 2021 to alternative reference rates, which were included in the project team’s primary tasks, were completed. The planning departments of each business line took over the role from the project teams and continued to engage with customers during the fiscal year ended March 31, 2023. As of March 31, 2023, the Group had completed all of the transition from the LIBOR settings ceasing at the end of 2021 to alternative reference rates.
Interest rate benchmark reform exposes the Group to various risks. The key risks identified include conduct risk, litigation risk, operational risk, market risk and accounting risk. However, those risks have not materialized at March 31, 2023. The progress continues to be monitored and reported regularly to management.
As of March 31, 2023, as a result of efforts, including necessary system developments, negotiation of contracts with customers and taking part in large scale transition events at Central Counterparty Clearing Houses such as the Japan Securities Clearing Corporation and London Clearing House, the Group had transitioned all of its financial instruments linked to the interest rate benchmarks whose settings ceased at the end of 2021. The Group continues the transition of financial instruments referencing the USD LIBOR settings ceasing as of June 30, 2023. The Group ceased entering into new contracts referencing USD LIBOR by December 31, 2021, other than for limited circumstances in accordance with the regulatory guidance. The Group has reduced the exposure by negotiating contracts with customers and taking part in large scale transition events held in April and May 2023 at Central Counterparty Clearing Houses such as the London Clearing House. The Group continues to engage with customers to remediate the remaining exposure.

The following tables show quantitative information about financial instruments that have yet to be transitioned to an alternative benchmark rate at March 31, 2023 and 2022.

	At March 31, 2023
	USD LIBOR (1)	Others (1) (2)

	(In billions)
Carrying amount of non-derivative financial assets	¥9,568	¥—
Carrying amount of non-derivative financial liabilities	1,351	—
Derivative notional amounts	247,066	—

	At March 31, 2022
	USD LIBOR (1)	Others (1) (2)
	(In billions)
Carrying amount of non-derivative financial assets	¥13,330	¥370
Carrying amount of non-derivative financial liabilities	1,344	—
Derivative notional amounts	221,161	1,756

(1)	The amounts in the table above are the aggregation of the amounts used for regulatory reporting of SMFG, SMBC, SMBC’s subsidiaries and SMBC Nikko Securities.
(2)
“Others” consists of JPY and GBP LIBOR contracts, most of which include contracts that will switch to using alternative reference rates at the next reset after March 31, 2023 and 2022. It also includes, to a limited extent, synthetic LIBOR contracts that the Group utilized as a temporary solution.